SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Product Information [Line Items]
Cash equivalents	$ 0	$ 0
Allowance of doubtful accounts	7,500	0
Inventory adjustments	0	0
Depreciation expense	446,994	85,114
Cost of sales	89,667	57,029
Impairment of long-lived assets	0	0
Deferred revenue current	2,842,356	1,007,709
Revenue, Remaining Performance Obligation, Amount	$ 5,600,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Explanation	performance obligations yet to be collected, which are expected to be fully satisfied within 1-2 years
Advertising costs	$ 71,725	$ 167,020
Litigation Settlement, Expense	983,500
Gain loss related to litigation settlement	20,450
Cash FDIC insured amount	$ 250,000
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Product Information [Line Items]
Concentration risk percentage	29.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Product Information [Line Items]
Concentration risk percentage		15.00%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage	98.60%	97.30%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage	100.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage		100.00%
Maximum [Member]
Product Information [Line Items]
Cash FDIC insured amount	$ 1,010,000	$ 107,189